FUTURE MINIMUM RENTS (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Future Contracted Minimum Rental Revenue [Abstract]
2015	$ 82,439
2016	86,040
2017	89,798
2018	92,882
2019	95,972
Thereafter	1,269,839
Total	$ 1,716,970